Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
November 30, 2021
LEI-NPRT3-0122
1.810675.117
Common Stocks - 99.4%
	Shares	Value ($)
Commercial Services & Supplies - 0.8%
Diversified Support Services - 0.8%
Cintas Corp.	12,900	5,446,251
Diversified Consumer Services - 0.9%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	100,100	2,969,967
Chegg, Inc. (a)	40,500	1,127,925
		4,097,892
Specialized Consumer Services - 0.3%
OneSpaWorld Holdings Ltd. (a)	160,900	1,517,287
TOTAL DIVERSIFIED CONSUMER SERVICES		5,615,179
Entertainment - 1.9%
Interactive Home Entertainment - 0.3%
Playstudios, Inc. Class A (a)(b)	399,400	1,789,312
Movies & Entertainment - 1.6%
Endeavor Group Holdings, Inc. (a)	79,695	2,241,023
Live Nation Entertainment, Inc. (a)	79,000	8,425,350
		10,666,373
TOTAL ENTERTAINMENT		12,455,685
Food & Staples Retailing - 1.5%
Food Distributors - 0.8%
U.S. Foods Holding Corp. (a)	181,100	5,690,162
Food Retail - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	121,400	4,447,548
TOTAL FOOD & STAPLES RETAILING		10,137,710
Hotels, Restaurants & Leisure - 88.1%
Casinos & Gaming - 11.9%
Bally's Corp. (a)	145,200	5,566,968
Caesars Entertainment, Inc. (a)	293,149	26,403,930
Churchill Downs, Inc.	79,288	17,777,955
DraftKings, Inc. Class A (a)	67,300	2,325,215
Flutter Entertainment PLC (a)	58,700	7,955,136
Las Vegas Sands Corp. (a)	507,587	18,080,249
		78,109,453
Hotels, Resorts & Cruise Lines - 35.7%
Airbnb, Inc. Class A	177,700	30,660,358
Booking Holdings, Inc. (a)	41,676	87,596,701
Hilton Worldwide Holdings, Inc. (a)	347,932	46,995,175
Lindblad Expeditions Holdings (a)	282,300	3,955,023
Marriott International, Inc. Class A (a)	394,225	58,171,841
Marriott Vacations Worldwide Corp.	46,413	7,084,944
		234,464,042
Leisure Facilities - 2.1%
Vail Resorts, Inc.	41,182	13,660,481
Restaurants - 38.4%
Brinker International, Inc. (a)	212,900	7,366,340
Chipotle Mexican Grill, Inc. (a)	10,609	17,434,937
Domino's Pizza, Inc.	40,642	21,302,098
McDonald's Corp.	491,093	120,121,348
Noodles & Co. (a)	207,400	2,134,146
Restaurant Brands International, Inc.	406,774	22,757,946
Ruth's Hospitality Group, Inc. (a)(b)	304,000	5,168,000
Starbucks Corp.	197,856	21,692,932
Texas Roadhouse, Inc. Class A	31,700	2,629,198
Yum! Brands, Inc.	257,300	31,606,732
		252,213,677
TOTAL HOTELS, RESTAURANTS & LEISURE		578,447,653
IT Services - 2.8%
Data Processing & Outsourced Services - 2.8%
Flywire Corp. (b)	88,800	3,608,832
Global Payments, Inc.	122,600	14,594,304
		18,203,136
Media - 2.2%
Broadcasting - 2.2%
Liberty Media Corp. Liberty Media Class A (a)	247,100	14,235,431
Multiline Retail - 0.4%
General Merchandise Stores - 0.4%
Dollar General Corp.	11,500	2,544,950
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Diversified Royalty Corp. (b)	834,100	1,789,059
Textiles, Apparel & Luxury Goods - 0.5%
Apparel, Accessories & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	4,600	3,581,896
TOTAL COMMON STOCKS (Cost $493,647,000)		652,456,950

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	2,004,283	2,004,684
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	3,828,227	3,828,610
TOTAL MONEY MARKET FUNDS (Cost $5,833,294)		5,833,294

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $499,480,294)	658,290,244
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,660,257)
NET ASSETS - 100.0%	656,629,987

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	9,740,260	132,929,356	140,664,932	849	-	-	2,004,684	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	4,458,000	152,422,002	153,051,392	75,148	-	-	3,828,610	0.0%
Total	14,198,260	285,351,358	293,716,324	75,997	-	-	5,833,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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